INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
INCOME PER SHARE
1 1 .	INCOME PER SHARE
The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders after the stock split:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	539,545	611,758	527,747

Weighted average number of ordinary shares outstanding – diluted and diluted	200,000,000	200,000,000	210,409,863

Basic and diluted net income per share	2.70	3.06	2.51

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.
The Company does not have shares with anti-dilutive effect for the year ended December 31, 2017, 2018 and 2019.